Schedule of Investments (unaudited)	iShares® Core MSCI Pacific ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 20.6%
Abacus Property Group	84,471	$228,124
Accent Group Ltd.	49,105	91,939
Adbri Ltd.	61,404	138,218
Afterpay Ltd.(a)	32,923	3,049,966
AGL Energy Ltd.	92,216	397,693
Alkane Resources Ltd.(a)(b)	76,610	51,391
ALS Ltd.	75,510	757,349
Altium Ltd.	17,803	495,932
Alumina Ltd.	371,499	561,454
AMP Ltd.(a)	518,169	423,940
Ampol Ltd.	36,065	834,229
Ansell Ltd.	20,174	483,019
APA Group	171,789	1,065,890
Appen Ltd.	16,511	134,540
ARB Corp. Ltd.	11,785	434,051
Arena REIT	48,936	166,549
Aristocrat Leisure Ltd.	91,631	3,249,851
ASX Ltd.	29,669	1,865,818
Atlas Arteria Ltd.	143,032	672,200
AUB Group Ltd.	10,927	180,091
Aurizon Holdings Ltd.	271,912	693,229
AusNet Services Ltd.	282,316	525,009
Austal Ltd.	48,926	69,538
Australia & New Zealand Banking Group Ltd.	427,974	9,107,487
Australian Agricultural Co. Ltd.(a)	45,452	54,022
Australian Ethical Investment Ltd.	10,792	111,523
Australian Pharmaceutical Industries Ltd.	55,241	62,748
Aventus Group	45,930	118,474
Bank of Queensland Ltd.	96,074	639,653
Bapcor Ltd.	51,558	310,980
Beach Energy Ltd.	276,850	290,833
Bega Cheese Ltd.	45,660	187,022
Bellevue Gold Ltd.(a)	172,643	111,148
Bendigo & Adelaide Bank Ltd.	80,241	562,000
Betmakers Technology Group Ltd.(a)	117,307	108,989
BHP Group Ltd.	443,865	12,191,632
Blackmores Ltd.	2,596	185,281
BlueScope Steel Ltd.	76,802	1,200,116
Boral Ltd.(a)	59,995	289,454
BrainChip Holdings Ltd.(a)(b)	247,335	88,156
Brambles Ltd.	222,059	1,684,693
Bravura Solutions Ltd.	27,056	56,995
Breville Group Ltd.	14,427	321,114
Brickworks Ltd.	12,995	233,215
BWP Trust	80,579	258,169
BWX Ltd.	27,856	97,919
carsales.com Ltd.	41,366	774,129
Cedar Woods Properties Ltd.	27,591	124,296
Centuria Capital Group	75,692	183,960
Centuria Industrial REIT	78,694	217,060
Centuria Office REIT	52,981	96,150
Chalice Mining Ltd.(a)	49,896	251,786
Challenger Ltd.	89,131	468,190
Champion Iron Ltd.(a)(b)	56,286	188,009
Charter Hall Group	71,266	935,004
Charter Hall Long Wale REIT	86,085	315,812
Charter Hall Retail REIT	82,811	256,910
Charter Hall Social Infrastructure REIT	40,951	117,855
Security	Shares	Value

Australia (continued)
CIMIC Group Ltd.	12,210	$183,990
City Chic Collective Ltd.(a)	24,015	112,380
Cleanaway Waste Management Ltd.	294,621	599,188
Clinuvel Pharmaceuticals Ltd.	7,095	207,913
Cochlear Ltd.	9,685	1,619,933
Codan Ltd./Australia	17,888	136,405
Coles Group Ltd.	201,421	2,610,210
Collins Foods Ltd.	16,658	161,726
Commonwealth Bank of Australia	267,153	21,175,134
Computershare Ltd.	80,579	1,146,589
Corporate Travel Management Ltd.(a)	16,370	303,293
Costa Group Holdings Ltd.	71,769	158,687
Credit Corp. Group Ltd.	10,508	249,961
Cromwell Property Group	283,990	173,799
Crown Resorts Ltd.(a)	56,503	425,920
CSL Ltd.	68,558	15,599,707
CSR Ltd.	77,988	350,103
Data#3 Ltd.	13,827	59,256
De Grey Mining Ltd.(a)	198,889	165,452
Deterra Royalties Ltd.	72,132	212,170
Dexus	163,892	1,344,370
Dicker Data Ltd.(b)	6,256	70,937
Domain Holdings Australia Ltd.	36,128	156,930
Domino's Pizza Enterprises Ltd.	9,281	952,027
Downer EDI Ltd.	106,050	507,041
Eagers Automotive Ltd.	26,494	297,668
Elders Ltd.	22,354	203,079
Emeco Holdings Ltd.	65,003	54,093
EML Payments Ltd.(a)	42,806	96,044
Endeavour Group Ltd.	202,827	1,042,220
EVENT Hospitality and Entertainment Ltd.(a)	13,690	169,464
Evolution Mining Ltd.	264,727	718,718
Flight Centre Travel Group Ltd.(a)(b)	26,264	397,428
Fortescue Metals Group Ltd.	251,852	2,624,307
G8 Education Ltd.(a)	74,335	61,781
GDI Property Group	73,616	64,920
Genworth Mortgage Insurance Australia Ltd.	76,541	132,970
Gold Road Resources Ltd.	138,765	143,926
Goodman Group	248,983	4,122,382
GPT Group (The)	280,702	1,095,874
GrainCorp Ltd., Class A	39,651	188,446
Growthpoint Properties Australia Ltd.	49,691	155,947
GUD Holdings Ltd.	19,726	182,572
GWA Group Ltd.	46,284	95,011
Hansen Technologies Ltd.	26,617	127,105
Harvey Norman Holdings Ltd.	91,018	341,464
Healius Ltd.	80,560	294,985
Home Consortium Ltd.	12,822	76,777
HUB24 Ltd.	7,979	191,693
IDP Education Ltd.	31,792	899,493
IGO Ltd.	105,599	773,282
Iluka Resources Ltd.	63,930	456,102
Imugene Ltd.(a)	658,103	247,756
Incitec Pivot Ltd.	293,239	663,478
Ingenia Communities Group	39,259	194,104
Inghams Group Ltd.	50,483	141,608
Insurance Australia Group Ltd.	366,318	1,327,344
Integral Diagnostics Ltd.	20,625	72,939
InvoCare Ltd.	22,039	188,826
IOOF Holdings Ltd.	93,696	289,997

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
IPH Ltd.	41,591	$270,143
IRESS Ltd.	30,014	273,617
Irongate Group	49,099	59,249
James Hardie Industries PLC	67,149	2,638,029
JB Hi-Fi Ltd.	17,567	670,697
Johns Lyng Group Ltd.	12,513	61,159
Jumbo Interactive Ltd.	5,684	71,711
Kogan.com Ltd.(b)	14,355	108,212
Lendlease Corp. Ltd.	99,903	791,452
Lifestyle Communities Ltd.	13,891	229,346
Link Administration Holdings Ltd.	71,620	235,814
Lovisa Holdings Ltd.	6,176	101,799
Lynas Rare Earths Ltd.(a)	142,053	792,443
MA Financial Group Ltd.	10,710	66,080
Maas Group Holdings Ltd.	13,419	48,958
Macquarie Group Ltd.	51,784	7,644,822
Magellan Financial Group Ltd.	19,636	516,546
Mayne Pharma Group Ltd.(a)	248,157	63,603
McMillan Shakespeare Ltd.	15,826	163,756
Medibank Pvt Ltd.	413,474	1,039,114
Megaport Ltd.(a)	22,110	299,221
Mesoblast Ltd.(a)(b)	122,643	147,616
Metcash Ltd.	156,605	482,651
Mineral Resources Ltd.	24,155	710,116
Mirvac Group	594,224	1,268,172
Monadelphous Group Ltd.	19,631	149,733
Nanosonics Ltd.(a)	36,795	165,361
National Australia Bank Ltd.	496,169	10,787,694
National Storage REIT	171,406	310,335
nearmap Ltd.(a)	64,112	107,392
Netwealth Group Ltd.	14,405	189,322
New Hope Corp. Ltd.	47,231	71,565
Newcrest Mining Ltd.	123,191	2,308,087
NEXTDC Ltd.(a)	69,424	619,736
NIB Holdings Ltd.	69,356	349,238
Nick Scali Ltd.	6,262	68,162
Nickel Mines Ltd.	151,800	120,244
Nine Entertainment Co. Holdings Ltd.	228,475	478,486
Northern Star Resources Ltd.	167,797	1,161,631
NRW Holdings Ltd.	87,050	120,728
Nufarm Ltd./Australia(a)	61,809	203,552
Nuix Ltd.(a)	25,575	59,859
Oil Search Ltd.	302,727	980,715
Omni Bridgeway Ltd.(a)	41,521	97,572
oOh!media Ltd.(a)	69,091	94,834
Orica Ltd.	58,632	673,054
Origin Energy Ltd.	263,969	1,010,996
Orocobre Ltd.(a)	84,356	569,689
Orora Ltd.	147,816	369,784
OZ Minerals Ltd.	50,676	963,952
Pact Group Holdings Ltd.	19,636	45,888
Paladin Energy Ltd.(a)(b)	295,128	196,128
Pendal Group Ltd.	47,643	240,978
Perenti Global Ltd.	82,582	63,932
Perpetual Ltd.	8,184	233,920
Perseus Mining Ltd.(a)	201,795	239,293
Pilbara Minerals Ltd.(a)	354,107	593,862
Pinnacle Investment Management Group Ltd.	12,237	159,154
Platinum Asset Management Ltd.	54,751	126,436
PointsBet Holdings Ltd.(a)	28,039	176,098
Security	Shares	Value

Australia (continued)
PolyNovo Ltd.(a)	91,636	$126,600
Premier Investments Ltd.	13,173	305,721
Pro Medicus Ltd.	6,937	280,140
Qantas Airways Ltd.(a)	139,367	564,442
QBE Insurance Group Ltd.	221,564	1,983,758
Qube Holdings Ltd.	268,670	648,861
Ramelius Resources Ltd.	120,057	143,230
Ramsay Health Care Ltd.	27,006	1,443,365
REA Group Ltd.	8,063	978,596
Redbubble Ltd.(a)(b)	31,462	98,802
Reece Ltd.	43,802	664,180
Regis Resources Ltd.	132,915	199,326
Reliance Worldwide Corp. Ltd.	125,387	551,341
Resolute Mining Ltd.(a)	168,742	53,031
Rio Tinto Ltd.	55,676	3,814,515
Rural Funds Group.	38,405	80,619
Sandfire Resources Ltd.	63,290	266,602
Santos Ltd.	290,066	1,523,156
Scentre Group	783,288	1,786,590
SeaLink Travel Group Ltd.	19,530	108,196
Seek Ltd.	50,547	1,256,239
Select Harvests Ltd.	20,708	115,746
Seven Group Holdings Ltd.	22,310	364,374
SG Fleet Group Ltd.	15,804	30,396
Shopping Centres Australasia Property Group	160,267	336,698
Sigma Healthcare Ltd.	135,748	58,206
Silver Lake Resources Ltd.(a)	133,340	168,862
Sims Ltd.	31,628	344,304
SmartGroup Corp. Ltd.	19,177	116,094
Sonic Healthcare Ltd.	68,172	2,068,643
South32 Ltd.	711,730	1,919,950
Southern Cross Media Group Ltd.	49,731	87,269
Spark Infrastructure Group	259,079	549,273
St. Barbara Ltd.	125,418	137,910
Star Entertainment Grp Ltd. (The)(a)	126,505	351,550
Steadfast Group Ltd.	131,268	461,839
Stockland.	361,401	1,245,728
Suncorp Group Ltd.	189,151	1,673,767
Super Retail Group Ltd.	24,788	243,179
Sydney Airport(a)	201,923	1,252,213
Tabcorp Holdings Ltd.	334,143	1,258,166
Tassal Group Ltd.	32,023	85,782
Technology One Ltd.	41,151	382,140
Telix Pharmaceuticals Ltd.(a)	26,152	119,448
Telstra Corp. Ltd.	612,315	1,769,883
Temple & Webster Group Ltd.(a)	15,191	146,359
Transurban Group.	461,419	4,701,469
Treasury Wine Estates Ltd.	110,718	966,073
Tyro Payments Ltd.(a).	47,119	143,934
United Malt Grp Ltd.	54,668	167,298
Uniti Group Ltd.(a)	85,800	264,429
Vicinity Centres	586,975	766,580
Viva Energy Group Ltd.(c)	129,707	228,522
Washington H Soul Pattinson & Co. Ltd.	32,637	803,741
Waypoint REIT.	106,544	219,668
Webjet Ltd.(a)	48,628	232,714
Wesfarmers Ltd.	170,853	7,392,078
West African Resources Ltd.(a)	144,106	140,019
Western Areas Ltd.	51,388	123,046
Westgold Resources Ltd.	94,380	138,105

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Westpac Banking Corp.	552,436	$10,747,713
Whitehaven Coal Ltd.(a)	131,005	259,258
WiseTech Global Ltd.	22,311	869,544
Woodside Petroleum Ltd.	145,037	2,535,475
Woolworths Group Ltd.	191,378	5,512,607
Worley Ltd.	52,247	429,272
Zip Co. Ltd.(a)(b)	66,070	326,539
		227,582,637
Hong Kong — 7.7%
AIA Group Ltd.	1,829,600	20,504,343
ASM Pacific Technology Ltd.	49,600	536,692
Atlas Corp.	13,580	190,120
Bank of East Asia Ltd. (The)	196,800	323,199
BOC Hong Kong Holdings Ltd.	564,000	1,787,228
Brightoil Petroleum Holdings Ltd.(d)	763,800	1
Budweiser Brewing Co. APAC Ltd.(c)	249,700	684,878
Cafe de Coral Holdings Ltd.	48,000	87,590
Champion REIT	334,000	175,193
Chow Sang Sang Holdings International Ltd.	50,000	71,034
Chow Tai Fook Jewellery Group Ltd.	306,400	624,933
CITIC Telecom International Holdings Ltd.	454,000	160,842
CK Asset Holdings Ltd.	303,572	1,875,181
CK Hutchison Holdings Ltd.	409,072	2,742,590
CK Infrastructure Holdings Ltd.	96,000	578,783
CLP Holdings Ltd.	250,000	2,447,730
C-Mer Eye Care Holdings Ltd.	68,000	66,237
Comba Telecom Systems Holdings Ltd.(b)	244,000	67,942
Dah Sing Banking Group Ltd.	134,000	128,204
Dah Sing Financial Holdings Ltd.	17,200	53,316
EC Healthcare	40,000	57,535
ESR Cayman Ltd.(a)(c)	302,800	979,820
Far East Consortium International Ltd.	162,000	53,511
First Pacific Co. Ltd.	330,000	131,907
Fosun Tourism Group(a)(c)	42,200	52,563
Futu Holdings Ltd., ADR(a)(b)	7,592	406,324
Galaxy Entertainment Group Ltd.(a)	334,000	1,797,161
Guotai Junan International Holdings Ltd.	403,000	58,464
Haitong International Securities Group Ltd.(b)	505,000	116,082
Hang Lung Group Ltd.	142,000	332,500
Hang Lung Properties Ltd.	310,000	719,465
Hang Seng Bank Ltd.	116,700	2,217,642
Health and Happiness H&H International Holdings Ltd.	18,500	43,418
Henderson Land Development Co. Ltd.	206,970	866,621
HK Electric Investments & HK Electric Investments Ltd., Class SS	414,000	412,377
HKBN Ltd.	148,500	177,921
HKT Trust & HKT Ltd., Class SS	543,720	737,846
Hong Kong & China Gas Co. Ltd.	1,686,525	2,620,068
Hong Kong Exchanges & Clearing Ltd.	181,900	10,957,966
Hong Kong Technology Venture Co. Ltd.	78,000	117,395
Hongkong & Shanghai Hotels Ltd. (The)(a)	62,000	56,393
Hongkong Land Holdings Ltd.	183,700	1,014,441
Hsin Chong Group Holdings Ltd.(d)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	340,000	54,288
Hysan Development Co. Ltd.	96,000	333,757
IGG Inc.	165,000	153,413
Jardine Matheson Holdings Ltd.	32,400	1,881,893
Johnson Electric Holdings Ltd.	58,500	129,487
K Wah International Holdings Ltd.	165,000	66,002
Kerry Logistics Network Ltd.	62,151	150,703
Security	Shares	Value

Hong Kong (continued)
Kerry Properties Ltd.	103,000	$291,150
Link REIT	316,800	2,806,670
Luk Fook Holdings International Ltd.	51,000	138,995
Man Wah Holdings Ltd.	268,400	415,387
MECOM Power and Construction Ltd.	120,000	55,505
Melco International Development Ltd.(a)	127,000	164,949
Melco Resorts & Entertainment Ltd., ADR(a)	32,366	350,524
MGM China Holdings Ltd.(a)	132,000	96,851
MTR Corp. Ltd.	236,000	1,287,407
New World Development Co. Ltd.	220,000	954,234
NWS Holdings Ltd.	280,000	278,050
Pacific Basin Shipping Ltd.	788,000	363,667
Pacific Textiles Holdings Ltd.	135,000	67,420
PCCW Ltd.	663,000	341,332
Perfect Medical Health Management Ltd.	65,000	49,292
Power Assets Holdings Ltd.	214,500	1,310,874
Prosperity REIT	196,000	77,020
Realord Group Holdings Ltd.(a)	54,000	84,118
Sands China Ltd.(a)	382,800	872,468
Shangri-La Asia Ltd.(a)	230,000	187,417
Shun Tak Holdings Ltd.(a)	472,000	129,031
Sino Land Co. Ltd.	476,000	625,647
SITC International Holdings Co. Ltd.	195,000	659,069
SJM Holdings Ltd.(a)	358,000	266,252
Stella International Holdings Ltd.	43,000	51,232
Sun Hung Kai & Co. Ltd.	156,000	81,203
Sun Hung Kai Properties Ltd.	193,500	2,565,485
SUNeVision Holdings Ltd.	165,000	151,493
Sunlight REIT	171,000	98,901
Swire Pacific Ltd., Class A	75,000	471,494
Swire Properties Ltd.	187,000	501,341
Techtronic Industries Co.Ltd.	209,000	4,293,957
Television Broadcasts Ltd.(a)	47,300	36,781
Texhong Textile Group Ltd.	37,000	55,354
United Laboratories International Holdings Ltd. (The)	88,000	55,760
Value Partners Group Ltd.(b)	165,000	84,466
Vesync Co. Ltd.	35,000	49,264
Vitasoy International Holdings Ltd.	118,000	284,435
VSTECS Holdings Ltd.	66,000	62,284
VTech Holdings Ltd.	26,400	203,292
WH Group Ltd.(c)	1,309,500	917,978
Wharf Real Estate Investment Co. Ltd.	249,000	1,406,416
Wynn Macau Ltd.(a)	267,200	238,949
Xinyi Glass Holdings Ltd.(b)	272,000	766,481
Yue Yuen Industrial Holdings Ltd.(a)	141,000	299,302
Zensun Enterprises Ltd.(b)	72,000	41,087
		84,393,284
Japan — 66.2%
77 Bank Ltd. (The)	8,000	81,612
ABC-Mart Inc.	4,900	235,513
Acom Co. Ltd.	65,600	218,784
Activia Properties Inc.	96	393,569
Adastria Co. Ltd.	3,300	61,216
Adeka Corp.	13,800	306,986
Advance Residence Investment Corp.	207	679,254
Advantest Corp.	30,100	2,467,836
Aeon Co. Ltd.	100,100	2,302,764
Aeon Delight Co. Ltd.	2,800	85,993
AEON Financial Service Co. Ltd.	15,600	198,200
Aeon Mall Co. Ltd.	16,200	237,325

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
AEON REIT Investment Corp.	227	$306,868
AGC Inc.	29,400	1,463,989
Ai Holdings Corp.	5,400	101,921
Aica Kogyo Co. Ltd.	7,600	232,946
Aida Engineering Ltd.	15,200	137,985
Aiful Corp.	51,100	170,242
Ain Holdings Inc.	3,700	218,390
Air Water Inc.	29,400	449,823
Aisin Corp.	22,000	805,041
Ajinomoto Co. Inc.	70,000	2,095,847
Alfresa Holdings Corp.	30,000	422,909
Alpen Co. Ltd.	1,700	41,467
Alps Alpine Co. Ltd.	31,424	307,046
Amada Co. Ltd.	49,500	489,034
Amano Corp.	10,400	257,355
ANA Holdings Inc.(a)	23,800	554,565
AnGes Inc.(a)	24,900	118,195
Anicom Holdings Inc.	10,600	82,643
Anritsu Corp.	22,200	368,130
AOKI Holdings Inc.	10,500	64,107
Aozora Bank Ltd.	19,300	441,487
Arata Corp.	1,800	63,717
Arcland Sakamoto Co. Ltd.	4,500	67,310
Arcs Co. Ltd.	6,300	121,069
Argo Graphics Inc.	2,400	66,831
Ariake Japan Co. Ltd.	2,600	169,281
ARTERIA Networks Corp.	4,000	56,440
Aruhi Corp.	5,600	64,924
As One Corp.	2,200	301,582
Asahi Group Holdings Ltd.	68,700	3,117,623
Asahi Holdings Inc.	11,100	198,114
Asahi Intecc Co. Ltd.	33,400	880,403
Asahi Kasei Corp.	188,700	1,982,359
Asics Corp.	22,300	555,748
ASKUL Corp.	5,700	77,422
Astellas Pharma Inc.	281,000	4,737,314
Atom Corp.	16,500	111,303
Autobacs Seven Co. Ltd.	15,200	196,588
Avex Inc.	5,300	72,365
Awa Bank Ltd. (The)	3,800	70,784
Axial Retailing Inc.	2,200	69,973
Azbil Corp.	17,800	758,864
Bandai Namco Holdings Inc.	30,400	2,323,124
Bank of Kyoto Ltd. (The)	8,700	391,267
BASE Inc.(a)(b)	11,500	93,973
BayCurrent Consulting Inc.	2,000	830,040
Belc Co. Ltd.	1,400	69,113
Bell System24 Holdings Inc.	4,900	62,953
Belluna Co. Ltd.	7,600	53,368
Benefit One Inc.	12,500	630,832
Benesse Holdings Inc.	10,700	244,796
BeNext-Yumeshin Group Co.	6,400	83,437
Bengo4.com Inc.(a)	900	54,122
Bic Camera Inc.	18,600	160,416
BML Inc.	2,500	87,875
Bridgestone Corp.	85,600	3,786,883
Broadleaf Co. Ltd.	14,900	71,523
Brother Industries Ltd.	37,700	728,889
Bunka Shutter Co. Ltd.	6,400	62,385
Calbee Inc.	14,200	365,870
Security	Shares	Value

Japan (continued)
Canon Inc.	150,100	$3,413,179
Canon Marketing Japan Inc.	9,400	186,217
Capcom Co. Ltd.	27,200	732,099
Casio Computer Co. Ltd.	29,800	421,703
Cawachi Ltd.	4,100	79,973
CellSource Co. Ltd.(a)	1,200	67,994
Central Glass Co. Ltd.	4,000	74,486
Central Japan Railway Co.	21,700	3,218,990
Change Inc.(a)	4,900	88,300
Chiba Bank Ltd. (The)	84,900	526,228
Chiyoda Corp.(a)(b)	17,600	64,337
Chubu Electric Power Co. Inc.	100,000	1,035,113
Chudenko Corp.	4,400	86,154
Chugai Pharmaceutical Co. Ltd.	100,200	3,746,414
Chugoku Bank Ltd. (The)	26,500	192,235
Chugoku Electric Power Co. Inc. (The)	43,800	363,314
Citizen Watch Co. Ltd.	41,700	181,856
CKD Corp.	7,900	156,619
Coca-Cola Bottlers Japan Holdings Inc.	18,925	260,438
COLOPL Inc.(a)	10,800	78,027
Colowide Co. Ltd.	13,100	189,379
Comforia Residential REIT Inc.	85	247,598
COMSYS Holdings Corp.	17,000	420,937
Comture Corp.	2,300	62,372
Concordia Financial Group Ltd.	170,400	677,284
Cosmo Energy Holdings Co. Ltd.	9,300	190,116
Cosmos Pharmaceutical Corp.	3,000	458,451
CRE Logistics REIT Inc.	81	157,589
Create Restaurants Holdings Inc.	10,200	70,126
Create SD Holdings Co. Ltd.	3,800	116,820
Credit Saison Co. Ltd.	20,800	255,002
Curves Holdings Co. Ltd.	7,700	59,991
CyberAgent Inc.	60,800	1,018,737
CYBERDYNE Inc.(a)(b)	16,500	57,625
Cybozu Inc.	5,600	132,865
Dai Nippon Printing Co. Ltd.	33,400	827,487
Daibiru Corp.	11,000	153,073
Daicel Corp.	33,000	247,080
Daido Steel Co. Ltd.	3,900	149,420
Daifuku Co. Ltd.	15,400	1,417,715
Daihen Corp.	2,800	116,876
Daiho Corp.	1,700	57,266
Dai-ichi Life Holdings Inc.	153,600	3,231,522
Daiichi Sankyo Co. Ltd.	264,600	6,676,484
Daiichikosho Co. Ltd.	5,400	196,071
Daikin Industries Ltd.	37,600	8,234,955
Daikokutenbussan Co. Ltd.	900	51,270
Daikyonishikawa Corp.	14,800	88,938
Daio Paper Corp.	14,900	262,189
Daiseki Co.Ltd.	7,940	370,613
Daishi Hokuetsu Financial Group Inc.	5,300	118,696
Daito Pharmaceutical Co. Ltd.	1,900	53,581
Daito Trust Construction Co. Ltd.	9,800	1,215,044
Daiwa House Industry Co. Ltd.	85,100	2,807,464
Daiwa House REIT Investment Corp.	337	967,066
Daiwa Office Investment Corp.	44	284,015
Daiwa Securities Group Inc.	220,900	1,241,049
Daiwa Securities Living Investments Corp.	335	338,422
Daiwabo Holdings Co. Ltd.	13,500	237,667
DCM Holdings Co. Ltd.	22,100	215,477

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Demae-Can Co. Ltd.(a)	7,900	$93,982
DeNA Co. Ltd.	13,800	254,916
Denka Co. Ltd.	11,800	386,322
Denso Corp.	65,900	4,777,430
Dentsu Group Inc.	33,400	1,220,559
Descente Ltd.(a)	4,100	155,411
Dexerials Corp.	9,900	200,269
DIC Corp.	13,200	349,493
Digital Arts Inc.	1,400	114,312
Digital Garage Inc.	5,400	252,256
Digital Holdings Inc.	3,700	56,741
Dip Corp.	5,600	200,924
Direct Marketing MiX Inc.	1,500	57,534
Disco Corp.	4,200	1,132,310
DMG Mori Co. Ltd.	18,500	318,585
Doutor Nichires Holdings Co. Ltd.	3,600	51,640
Dowa Holdings Co. Ltd.	7,200	300,700
DTS Corp.	5,800	128,694
Duskin Co. Ltd.	9,100	219,217
DyDo Group Holdings Inc.	1,100	52,411
Earth Corp.	2,200	135,004
East Japan Railway Co.	45,600	2,840,263
Ebara Corp.	15,000	818,503
EDION Corp.	15,200	144,258
eGuarantee Inc.	6,900	153,657
Eiken Chemical Co. Ltd.	7,200	121,032
Eisai Co. Ltd.	35,500	2,515,393
Eizo Corp.	2,400	91,785
Elan Corp.	5,300	57,286
Elecom Co. Ltd.	8,100	123,894
Electric Power Development Co. Ltd.	21,100	278,933
en Japan Inc.	4,700	186,646
ENEOS Holdings Inc.	469,500	1,893,141
eRex Co. Ltd.	3,600	82,437
Espec Corp.	2,700	54,769
Euglena Co. Ltd.(a)	16,700	118,386
Exedy Corp.	4,200	62,562
Exeo Group Inc.	17,000	392,939
Ezaki Glico Co. Ltd.	6,200	225,019
Fancl Corp.	12,500	378,975
Fanuc Corp.	29,000	5,731,012
Fast Retailing Co. Ltd.	8,800	5,841,594
FCC Co. Ltd.	8,600	119,065
Ferrotec Holdings Corp.	4,700	157,659
Financial Products Group Co. Ltd.	14,600	84,505
Food & Life Companies Ltd.	16,500	715,166
FP Corp.	6,900	234,303
Freee KK(a)(b)	4,700	337,346
Frontier Real Estate Investment Corp.	66	291,993
Fuji Corp./Aichi	12,500	291,576
Fuji Electric Co. Ltd.	19,800	968,173
Fuji Kyuko Co. Ltd.	3,300	132,947
Fuji Media Holdings Inc.	6,400	66,339
Fuji Oil Holdings Inc.	9,600	225,292
Fuji Seal International Inc.	6,500	142,945
Fuji Soft Inc.	3,400	173,140
Fujibo Holdings Inc.	1,500	54,404
FUJIFILM Holdings Corp.	54,100	4,180,706
Fujikura Ltd.(a)	36,900	199,033
Fujimi Inc.	2,600	163,502
Security	Shares	Value

Japan (continued)
Fujimori Kogyo Co. Ltd.	1,600	$65,788
Fujitec Co. Ltd.	11,100	252,143
Fujitsu General Ltd.	9,000	220,698
Fujitsu Ltd.	29,700	5,133,041
Fukuoka Financial Group Inc.	27,332	491,028
Fukuoka REIT Corp.	132	195,916
Fukushima Galilei Co. Ltd.	1,500	59,634
Fukuyama Transporting Co. Ltd.	3,900	155,356
Fullcast Holdings Co. Ltd.	2,900	67,692
Funai Soken Holdings Inc.	5,900	163,911
Furukawa Electric Co. Ltd.	10,800	236,316
Fuso Chemical Co. Ltd.	3,300	151,934
Future Corp.	4,500	131,612
Fuyo General Lease Co. Ltd.	1,900	123,484
G-7 Holdings Inc.	3,000	54,889
Genky DrugStores Co. Ltd.	1,300	62,695
giftee Inc.(a)	2,000	67,609
Giken Ltd.	2,600	99,211
Global One Real Estate Investment Corp.	116	119,478
Glory Ltd.	9,900	213,100
GLP J-REIT.	634	1,034,092
GMO Financial Gate Inc.	200	51,941
GMO internet Inc.	12,200	336,893
GMO Payment Gateway Inc.	6,400	810,856
GNI Group Ltd.(a)(b)	6,000	84,072
Goldwin Inc.	3,700	223,884
Grace Technology Inc.	5,900	54,000
Gree Inc.	15,800	133,255
GS Yuasa Corp.	10,100	219,873
GungHo Online Entertainment Inc.	8,100	151,963
Gunma Bank Ltd. (The)	51,100	157,760
Gunze Ltd.	3,800	146,460
H.U. Group Holdings Inc.	8,000	197,290
H2O Retailing Corp.	12,800	102,223
Hachijuni Bank Ltd.(The).	66,200	221,253
Hakuhodo DY Holdings Inc.	38,900	634,210
Hamakyorex Co. Ltd.	2,300	63,766
Hamamatsu Photonics KK	21,000	1,246,400
Hankyu Hanshin Holdings Inc.	33,400	1,035,586
Hankyu Hanshin REIT Inc.	76	112,088
Hanwa Co. Ltd.	5,000	150,193
Harmonic Drive Systems Inc.	6,700	303,722
Haseko Corp.	41,400	539,071
Hazama Ando Corp.	35,500	240,395
Healios KK(a)	2,600	39,293
Heiwa Corp.	7,800	139,082
Heiwa Real Estate Co. Ltd.	4,300	135,755
Heiwa Real Estate REIT Inc.	153	213,612
Heiwado Co. Ltd.	8,400	145,405
Hennge KK(a)(b)	1,200	59,345
Hiday Hidaka Corp.	3,700	52,847
Hikari Tsushin Inc.	3,200	493,293
Hino Motors Ltd.	44,300	419,064
Hioki E.E. Corp.	1,100	76,831
Hirata Corp.	1,000	60,972
Hirogin Holdings Inc.	42,700	235,245
Hirose Electric Co. Ltd.	4,800	802,708
HIS Co. Ltd.(a)	6,400	143,916
Hisamitsu Pharmaceutical Co. Inc.	8,700	296,814
Hitachi Construction Machinery Co. Ltd.	16,700	532,829

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hitachi Ltd.	146,200	$8,424,708
Hitachi Metals Ltd.(a)	33,400	632,284
Hitachi Transport System Ltd.	5,200	204,860
Hitachi Zosen Corp.	24,000	188,182
Hogy Medical Co. Ltd.	3,300	90,476
Hokkaido Electric Power Co. Inc.	27,400	113,871
Hokkoku Financial Holdings Inc.	2,900	50,544
Hokuetsu Corp.	16,700	110,345
Hokuhoku Financial Group Inc.	25,100	179,559
Hokuriku Electric Power Co.	33,500	159,519
Hokuto Corp.	3,100	53,534
Honda Motor Co. Ltd.	246,800	7,299,816
Horiba Ltd.	5,100	334,362
Hoshino Resorts REIT Inc.	37	241,593
Hoshizaki Corp.	8,200	689,546
Hosiden Corp.	8,700	91,728
Hosokawa Micron Corp.	2,000	55,332
House Foods Group Inc.	10,800	309,872
Hoya Corp.	55,800	8,214,233
Hulic Co. Ltd.	41,800	401,928
Hulic Reit Inc.	208	315,117
Hyakugo Bank Ltd. (The)	22,500	65,223
Ibiden Co. Ltd.	15,900	955,366
Ichibanya Co. Ltd.	2,100	84,901
Ichigo Inc.	50,700	151,774
Ichigo Office REIT Investment Corp.	238	180,287
Idec Corp./Japan.	4,200	89,011
Idemitsu Kosan Co. Ltd.	31,447	858,890
IDOM Inc.	6,700	45,890
IHI Corp.	20,000	467,156
Iida Group Holdings Co. Ltd.	22,900	564,588
Iino Kaiun Kaisha Ltd.	17,800	85,848
Inaba Denki Sangyo Co.Ltd.	5,800	139,128
Inabata & Co. Ltd.	6,100	90,303
Industrial & Infrastructure Fund Investment Corp.	287	526,228
Infocom Corp.	2,500	48,001
Infomart Corp.	32,600	318,122
Information Services International-Dentsu Ltd.	2,600	90,967
INFRONEER Holdings Inc.	27,400	226,941
Inpex Corp.	155,100	1,293,428
Insource Co. Ltd.	3,000	60,065
Internet Initiative Japan Inc.	7,900	276,408
Invesco Office J-Reit Inc.	528	105,075
Invincible Investment Corp.	961	379,930
IR Japan Holdings Ltd.	1,300	119,887
Iriso Electronics Co. Ltd.	3,000	137,822
Isetan Mitsukoshi Holdings Ltd.	50,900	372,127
Isuzu Motors Ltd.	87,900	1,182,501
Ito En Ltd.	8,300	552,827
Itochu Advance Logistics Investment Corp.	73	103,958
Itochu Corp.	179,100	5,108,087
Itochu Enex Co. Ltd.	7,500	66,176
Itochu Techno-Solutions Corp.	14,100	445,409
Itoham Yonekyu Holdings Inc.	22,400	136,586
Iwatani Corp.	7,000	413,458
Iyo Bank Ltd. (The)	33,400	163,410
Izumi Co. Ltd.	4,700	142,498
J Front Retailing Co. Ltd.	37,000	342,950
JAC Recruitment Co. Ltd.	4,100	80,444
Jaccs Co. Ltd.	2,700	72,010
Security	Shares	Value

Japan (continued)
JAFCO Group Co. Ltd.	4,400	$278,772
Japan Airlines Co. Ltd.(a)	21,600	464,862
Japan Airport Terminal Co. Ltd.(a)	9,100	451,428
Japan Aviation Electronics Industry Ltd.	8,900	147,569
Japan Elevator Service Holdings Co. Ltd.	7,200	156,030
Japan Excellent Inc.	215	259,597
Japan Exchange Group Inc.	77,900	1,844,521
Japan Hotel REIT Investment Corp.	706	426,359
Japan Lifeline Co. Ltd.	8,500	91,529
Japan Logistics Fund Inc.	136	406,300
Japan Material Co. Ltd.	9,700	134,890
Japan Metropolitan Fund Invest.	1,056	969,956
Japan Petroleum Exploration Co. Ltd.	5,000	90,988
Japan Post Bank Co. Ltd.	66,000	514,933
Japan Post Holdings Co. Ltd.	369,200	2,836,896
Japan Post Insurance Co. Ltd.	33,400	541,904
Japan Prime Realty Investment Corp.	130	476,828
Japan Real Estate Investment Corp.	181	1,109,391
Japan Securities Finance Co. Ltd.	18,400	140,466
Japan Steel Works Ltd. (The)	9,100	267,333
Japan Tobacco Inc.	179,700	3,527,722
Japan Wool Textile Co. Ltd. (The)	7,300	58,300
JCR Pharmaceuticals Co. Ltd.	9,700	238,066
JCU Corp.	1,700	68,280
Jeol Ltd.	5,000	378,941
JFE Holdings Inc.	74,400	1,136,865
JGC Holdings Corp.	33,400	313,870
JIG-SAW Inc.(a)	700	48,164
JINS Holdings Inc.	2,100	132,775
JMDC Inc.(a)	3,500	263,130
Joshin Denki Co. Ltd.	2,600	54,117
Joyful Honda Co. Ltd.	8,800	121,028
JSP Corp.	1,900	25,567
JSR Corp.	31,100	1,127,983
JTEKT Corp.	33,000	292,103
JTOWER Inc.(a)	1,300	123,508
Juroku Financial Group Inc.	2,800	50,854
Justsystems Corp.	5,100	263,600
Kadokawa Corp.	6,900	364,324
Kaga Electronics Co. Ltd.	2,400	65,969
Kagome Co. Ltd.	11,500	291,822
Kajima Corp.	66,700	821,261
Kakaku.com Inc.	20,900	693,565
Kaken Pharmaceutical Co. Ltd.	4,600	181,442
Kamakura Shinsho Ltd.	6,100	49,285
Kameda Seika Co. Ltd.	2,000	78,221
Kamei Corp.	3,100	31,590
Kamigumi Co. Ltd.	14,100	283,903
Kanamoto Co.Ltd.	4,800	102,820
Kandenko Co. Ltd.	12,600	97,673
Kaneka Corp.	6,500	249,268
Kanematsu Corp.	10,500	121,938
Kanematsu Electronics Ltd.	1,700	55,524
Kansai Electric Power Co. Inc. (The)	105,300	969,509
Kansai Paint Co. Ltd.	27,700	641,421
Kao Corp.	72,800	4,118,153
Kappa Create Co. Ltd.(a)	4,500	54,689
Katitas Co. Ltd.	7,400	270,202
Kato Sangyo Co. Ltd.	2,700	76,126
Kawasaki Heavy Industries Ltd.	21,500	436,287

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kawasaki Kisen Kaisha Ltd.(a)	6,600	$318,123
KDDI Corp.	243,300	7,440,110
KeePer Technical Laboratory Co. Ltd.	1,800	51,907
Keihan Holdings Co. Ltd.	14,700	386,707
Keihanshin Building Co. Ltd.	4,300	53,720
Keikyu Corp.	33,400	376,966
Keio Corp.	15,600	787,452
Keisei Electric Railway Co. Ltd.	19,400	624,308
Keiyo Bank Ltd. (The)	13,300	51,803
Keiyo Co. Ltd.	10,900	79,384
Kenedix Office Investment Corp.	62	392,568
Kenedix Residential Next Investment Corp.	131	251,943
Kenedix Retail REIT Corp.	81	206,675
Kewpie Corp.	17,000	372,884
KEY Coffee Inc.	2,600	50,869
Keyence Corp.	29,400	17,746,273
KFC Holdings Japan Ltd.	2,100	53,250
KH Neochem Co. Ltd.	5,100	131,074
Kikkoman Corp.	22,100	1,807,560
Kinden Corp.	16,700	274,057
Kintetsu Group Holdings Co. Ltd.(a)	26,400	831,019
Kintetsu World Express Inc.	5,200	124,887
Kirin Holdings Co. Ltd.	123,100	2,142,659
Kisoji Co. Ltd.	3,300	61,975
Kissei Pharmaceutical Co. Ltd.	3,500	70,012
Kitanotatsujin Corp.	11,500	41,895
Kitz Corp.	17,300	115,734
Kiyo Bank Ltd. (The)	14,300	187,789
Koa Corp.	4,700	63,536
Kobayashi Pharmaceutical Co. Ltd.	8,000	640,528
Kobe Bussan Co. Ltd.	20,300	699,268
Kobe Steel Ltd.	50,000	293,769
Koei Tecmo Holdings Co. Ltd.	9,386	436,902
Kohnan Shoji Co. Ltd.	3,900	121,966
Koito Manufacturing Co. Ltd.	15,800	896,463
Kokuyo Co. Ltd.	17,400	264,808
Komatsu Ltd.	133,500	3,496,538
KOMEDA Holdings Co. Ltd.	5,800	105,196
Komeri Co. Ltd.	4,400	101,610
Komori Corp.	6,600	43,109
Konami Holdings Corp.	14,200	781,434
Konica Minolta Inc.	66,700	330,144
Konishi Co. Ltd.	4,300	66,882
Kose Corp.	5,000	580,629
Kotobuki Spirits Co. Ltd.	2,200	147,095
K's Holdings Corp.	25,200	260,132
Kubota Corp.	154,600	3,293,443
Kumagai Gumi Co. Ltd.	5,300	131,183
Kumiai Chemical Industry Co. Ltd.	11,800	87,992
Kura Sushi Inc.	3,300	106,774
Kuraray Co. Ltd.	50,000	452,453
Kureha Corp.	1,700	110,479
Kurita Water Industries Ltd.	15,500	765,569
Kusuri no Aoki Holdings Co. Ltd.	2,400	159,757
KYB Corp.	2,800	74,930
Kyocera Corp.	48,500	2,839,527
Kyokuto Kaihatsu Kogyo Co. Ltd.	4,400	60,134
KYORIN Holdings Inc.	10,200	156,681
Kyoritsu Maintenance Co. Ltd.	4,400	164,874
Kyowa Kirin Co. Ltd.	40,500	1,331,966
Security	Shares	Value

Japan (continued)
Kyudenko Corp.	6,300	$199,837
Kyushu Electric Power Co. Inc.	59,700	420,550
Kyushu Financial Group Inc.	60,100	202,391
Kyushu Railway Co.	19,700	440,976
LaSalle Logiport REIT	263	437,506
Lasertec Corp.	11,400	2,472,838
Lawson Inc.	8,100	391,713
Leopalace21 Corp.(a)	43,900	94,569
Life Corp.	1,400	45,954
Lifenet Insurance Co.(a)	5,500	54,789
Lifull Co. Ltd.(a)	25,200	79,082
Link And Motivation Inc.	5,700	60,223
Lintec Corp.	6,400	142,870
Lion Corp.	33,500	557,922
Litalico Inc.	2,600	78,506
Lixil Corp.	40,500	1,040,440
M&A Capital Partners Co. Ltd.(a)	1,800	101,529
M3 Inc.	66,800	3,936,543
Mabuchi Motor Co. Ltd.	7,100	244,796
Macnica Fuji Electronics Holdings Inc.	9,600	225,693
Maeda Kosen Co. Ltd.	2,300	66,712
Makino Milling Machine Co. Ltd.	3,700	133,119
Makita Corp.	33,400	1,550,158
Makuake Inc.(a)(b)	1,700	68,753
Mandom Corp.	5,700	82,860
Mani Inc.	11,700	199,444
Marubeni Corp.	233,700	1,983,019
Maruha Nichiro Corp.	6,000	135,365
Marui Group Co. Ltd.	29,800	584,786
Maruichi Steel Tube Ltd.	9,000	204,496
Marusan Securities Co. Ltd.	20,200	106,453
Maruwa Co. Ltd./Aichi	1,400	156,922
Maruwa Unyu Kikan Co. Ltd.	4,100	57,419
Maruzen Showa Unyu Co. Ltd.	1,900	58,025
Matsuda Sangyo Co. Ltd.	3,600	107,563
Matsui Securities Co. Ltd.	23,400	167,872
MatsukiyoCocokara & Co.	16,230	719,630
Max Co. Ltd.	3,600	57,334
Maxell Ltd.	6,400	77,013
Mazda Motor Corp.(a)	83,400	750,122
McDonald's Holdings Co. Japan Ltd.(b)	13,300	594,398
MCJ Co. Ltd.	8,000	90,069
Mebuki Financial Group Inc.	161,790	331,268
Media Do Co. Ltd.	1,300	48,847
Medical Data Vision Co. Ltd.	3,700	47,733
Medipal Holdings Corp.	29,900	540,957
Medley Inc.(a)	2,900	85,514
MedPeer Inc.(a)	1,900	57,091
Megachips Corp.	2,000	63,235
Megmilk Snow Brand Co. Ltd.	9,300	179,954
Meidensha Corp.	5,200	109,456
MEIJI Holdings Co. Ltd.	17,900	1,129,646
Meiko Electronics Co. Ltd.	2,400	66,602
Meitec Corp.	3,500	210,516
Melco Holdings Inc.	1,200	49,593
Menicon Co. Ltd.	8,700	326,635
Mercari Inc.(a)	15,700	849,518
METAWATER Co. Ltd.	3,600	60,915
Micronics Japan Co. Ltd.	5,000	66,202
Milbon Co. Ltd.	3,800	227,521

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mimasu Semiconductor Industry Co. Ltd.	2,700	$59,076
Minebea Mitsumi Inc.	55,700	1,410,158
Mirai Corp.	209	96,491
Mirait Holdings Corp.	13,900	267,335
Misumi Group Inc.	43,400	1,815,150
Mitani Sekisan Co. Ltd.	1,000	63,454
Mitsubishi Chemical Holdings Corp.	192,400	1,592,576
Mitsubishi Corp.	190,000	6,041,612
Mitsubishi Electric Corp.	273,700	3,675,636
Mitsubishi Estate Co. Ltd.	176,800	2,686,827
Mitsubishi Estate Logistics REIT Investment Corp.	54	233,505
Mitsubishi Gas Chemical Co. Inc.	23,700	476,992
Mitsubishi HC Capital Inc.	99,700	499,916
Mitsubishi Heavy Industries Ltd.	49,500	1,265,857
Mitsubishi Logistics Corp.	10,300	287,632
Mitsubishi Materials Corp.	16,700	324,193
Mitsubishi Motors Corp.(a)	96,100	307,570
Mitsubishi Pencil Co. Ltd.	5,300	63,587
Mitsubishi Shokuhin Co. Ltd.	2,000	51,485
Mitsubishi UFJ Financial Group Inc.	1,835,500	10,064,954
Mitsuboshi Belting Ltd.	3,200	56,877
Mitsui & Co. Ltd.	229,000	5,240,553
Mitsui Chemicals Inc.	28,200	838,494
Mitsui Fudosan Co. Ltd.	138,200	3,159,782
Mitsui Fudosan Logistics Park Inc.	75	398,772
Mitsui High-Tec Inc.	2,800	216,275
Mitsui Mining & Smelting Co. Ltd.	10,100	289,821
Mitsui OSK Lines Ltd.	16,700	1,052,960
Mitsui-Soko Holdings Co. Ltd.	2,900	58,166
Mitsuuroko Group Holdings Co. Ltd.	7,600	90,942
Miura Co. Ltd.	13,400	515,437
Mixi Inc.	6,900	158,109
Mizuho Financial Group Inc.	367,120	4,845,238
Mizuho Leasing Co. Ltd.	3,700	114,318
Mizuno Corp.	2,700	62,838
Mochida Pharmaceutical Co. Ltd.	3,400	99,149
Modec Inc.	3,300	56,760
Monex Group Inc.	23,700	154,333
Money Forward Inc.(a)	6,200	421,308
Monogatari Corp. (The)	1,000	62,294
MonotaRO Co. Ltd.	38,300	872,924
Mori Hills REIT Investment Corp.	283	383,703
Mori Trust Hotel Reit Inc.	49	60,839
Mori Trust Sogo REIT Inc.	189	244,176
Morinaga & Co. Ltd./Japan	5,600	197,897
Morinaga Milk Industry Co. Ltd.	5,500	322,326
Morita Holdings Corp.	5,100	64,167
MOS Food Services Inc.	6,300	175,672
MS&AD Insurance Group Holdings Inc.	66,700	2,154,900
Murata Manufacturing Co. Ltd.	86,600	6,423,862
Musashi Seimitsu Industry Co. Ltd.	6,900	129,866
Musashino Bank Ltd. (The)	3,400	53,406
Nabtesco Corp.	16,700	541,975
Nachi-Fujikoshi Corp.	2,200	83,336
Nagaileben Co. Ltd.	3,200	65,771
Nagase & Co. Ltd.	17,000	287,738
Nagoya Railroad Co. Ltd.(a)	29,200	482,463
Nakanishi Inc.	12,500	289,940
Nankai Electric Railway Co. Ltd.	14,800	293,732
Nanto Bank Ltd. (The)	3,400	58,614
Security	Shares	Value

Japan (continued)
NEC Corp.	37,000	$1,894,474
NEC Networks & System Integration Corp.	12,000	193,086
NET One Systems Co. Ltd.	12,800	419,755
Nexon Co. Ltd.	71,800	1,222,118
Nextage Co. Ltd.	5,400	98,964
NGK Insulators Ltd.	39,100	651,060
NGK Spark Plug Co. Ltd.	24,300	388,192
NH Foods Ltd.	13,000	457,180
NHK Spring Co. Ltd.	33,500	252,717
Nichias Corp.	7,300	178,740
Nichicon Corp.	10,200	96,527
Nichiha Corp.	2,100	60,368
Nichi-Iko Pharmaceutical Co. Ltd.	11,000	83,510
Nichirei Corp.	16,700	406,736
Nidec Corp.	67,500	7,476,153
Nifco Inc./Japan.	11,800	376,414
Nihon Kohden Corp.	11,900	378,649
Nihon M&A Center Holdings Inc.	46,800	1,436,965
Nihon Parkerizing Co. Ltd.	20,400	203,538
Nihon Unisys Ltd.	11,300	317,493
Nikkiso Co. Ltd.	9,700	85,894
Nikkon Holdings Co. Ltd.	12,500	244,216
Nikon Corp.	45,000	496,159
Nintendo Co. Ltd.	16,900	7,464,002
Nippn Corp., New	5,100	73,076
Nippo Corp.	8,200	290,083
Nippon Accommodations Fund Inc.	64	356,569
Nippon Building Fund Inc.	227	1,474,806
Nippon Carbon Co. Ltd.	1,700	65,630
Nippon Ceramic Co. Ltd.	2,800	72,742
Nippon Densetsu Kogyo Co. Ltd.	3,900	60,114
Nippon Electric Glass Co. Ltd.	12,700	324,268
Nippon Express Co. Ltd.	11,800	738,615
Nippon Gas Co.Ltd.	15,900	197,217
Nippon Kanzai Co. Ltd.	3,000	72,849
Nippon Kayaku Co. Ltd.	16,500	173,779
Nippon Light Metal Holdings Co. Ltd.	9,810	162,819
Nippon Paint Holdings Co. Ltd.	104,400	1,117,062
Nippon Paper Industries Co. Ltd.	17,000	174,255
Nippon Parking Development Co. Ltd.	75,700	95,669
Nippon Prologis REIT Inc.	316	1,055,451
Nippon REIT Investment Corp.	63	242,185
Nippon Road Co. Ltd. (The)	1,000	72,338
Nippon Sanso Holdings Corp.	23,700	559,523
Nippon Seiki Co. Ltd.	5,300	53,321
Nippon Sheet Glass Co. Ltd.(a)	17,900	100,035
Nippon Shinyaku Co. Ltd.	7,400	592,861
Nippon Shokubai Co.Ltd.	3,500	182,857
Nippon Signal Company Ltd.	6,200	53,614
Nippon Soda Co. Ltd.	2,600	78,119
Nippon Steel Corp.	130,128	2,281,503
Nippon Steel Trading Corp.	1,300	58,786
Nippon Suisan Kaisha Ltd.	49,000	278,482
Nippon Telegraph & Telephone Corp.	193,300	5,416,060
Nippon Television Holdings Inc.	6,500	70,029
Nippon Yusen KK	24,600	1,772,609
Nipro Corp.	23,800	241,848
Nishimatsu Construction Co. Ltd.	5,000	144,226
Nishimatsuya Chain Co. Ltd.	7,700	98,247
Nishi-Nippon Financial Holdings Inc.	25,000	145,774

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nishi-Nippon Railroad Co. Ltd.	10,200	$251,260
Nishio Rent All Co. Ltd.	2,200	54,401
Nissan Chemical Corp.	18,400	1,024,119
Nissan Motor Co. Ltd.(a)	349,500	1,778,906
Nissan Shatai Co. Ltd.	18,800	133,341
Nissha Co. Ltd.	3,500	57,337
Nisshin Oillio Group Ltd. (The)	2,600	68,921
Nisshin Seifun Group Inc.	31,900	503,720
Nisshinbo Holdings Inc.	24,600	189,876
Nissin Electric Co. Ltd.	12,000	148,717
Nissin Foods Holdings Co. Ltd.	9,800	749,110
Nitori Holdings Co. Ltd.	12,200	2,241,268
Nitta Corp.	2,800	64,190
Nitto Boseki Co. Ltd.	3,600	115,389
Nitto Denko Corp.	21,800	1,703,454
Nitto Kogyo Corp.	4,100	61,006
Nitto Kohki Co. Ltd.	1,800	29,907
Nittoku Co. Ltd.	1,900	66,054
Noevir Holdings Co. Ltd.	2,200	107,613
NOF Corp.	10,200	511,903
Nohmi Bosai Ltd.	3,200	58,695
Nojima Corp.	5,100	111,848
NOK Corp.	12,400	143,936
Nomura Co. Ltd.	10,900	107,468
Nomura Holdings Inc.	467,000	2,224,095
Nomura Real Estate Holdings Inc.	19,500	475,398
Nomura Real Estate Master Fund Inc.	667	998,810
Nomura Research Institute Ltd.	51,210	2,050,144
Noritake Co. Ltd./Nagoya Japan	1,300	56,842
Noritsu Koki Co. Ltd.	2,500	51,994
Noritz Corp.	3,600	57,760
North Pacific Bank Ltd.	58,500	121,070
NS Solutions Corp.	4,600	154,621
NS United Kaiun Kaisha Ltd.	1,400	44,090
NSD Co. Ltd.	14,200	270,574
NSK Ltd.	58,900	395,776
NTN Corp.(a)	59,500	129,028
NTT Data Corp.	96,100	1,927,844
NTT UD REIT Investment Corp.	165	219,027
Obayashi Corp.	101,800	859,419
OBIC Business Consultants Co. Ltd.	4,800	236,953
Obic Co. Ltd.	10,600	1,960,190
Odakyu Electric Railway Co. Ltd.	45,300	982,077
Ogaki Kyoritsu Bank Ltd. (The)	4,400	73,119
Ohsho Food Service Corp.	1,600	84,020
Oisix ra daichi Inc.(a)	3,200	134,028
Oji Holdings Corp.	127,300	630,993
Okamoto Industries Inc.	1,600	56,147
Okamura Corp.	8,500	112,174
Okasan Securities Group Inc.	19,400	66,354
Oki Electric Industry Co. Ltd.	16,500	135,533
Okinawa Cellular Telephone Co.	1,400	63,079
Okinawa Electric Power Co. Inc. (The)	4,500	55,208
Okinawa Financial Group Inc., NVS	3,100	68,148
OKUMA Corp.	3,600	171,535
Okumura Corp.	3,700	95,551
Olympus Corp.	175,700	3,806,197
Omron Corp.	28,300	2,706,460
One REIT Inc.	32	85,821
Ono Pharmaceutical Co. Ltd.	57,000	1,195,958
Security	Shares	Value

Japan (continued)
Onward Holdings Co. Ltd.	17,500	$51,758
Open House Co. Ltd.	11,300	720,635
Optex Group Co. Ltd.	5,200	66,232
Optim Corp.(a)	3,400	53,460
Optorun Co. Ltd.	2,800	56,758
Oracle Corp. Japan	5,900	558,284
Organo Corp.	1,000	63,528
Orient Corp.	102,600	140,802
Oriental Land Co.Ltd.	30,100	4,753,984
ORIX Corp.	183,700	3,651,274
Orix JREIT Inc.	410	680,233
Osaka Gas Co. Ltd.	56,800	915,501
Osaka Organic Chemical Industry Ltd.	1,700	50,942
OSG Corp.	13,700	227,926
Otsuka Corp.	16,700	822,584
Otsuka Holdings Co. Ltd.	59,200	2,341,316
Outsourcing Inc.	17,400	333,790
Pacific Industrial Co. Ltd.	5,700	58,058
PAL GROUP Holdings Co. Ltd.	3,400	49,176
Paltac Corp.	4,000	177,119
Pan Pacific International Holdings Corp.	62,600	1,314,405
Panasonic Corp.	333,900	4,129,015
Paramount Bed Holdings Co. Ltd.	4,700	87,698
Park24 Co. Ltd.(a)	17,000	260,402
Pasona Group Inc.	2,400	67,022
Penta-Ocean Construction Co. Ltd.	44,700	308,025
PeptiDream Inc.(a)	14,700	355,331
Persol Holdings Co. Ltd.	27,600	741,851
Pharma Foods International Co. Ltd.	3,200	72,527
Pigeon Corp.	16,700	386,708
Pilot Corp.	3,700	135,693
Piolax Inc.	4,100	58,980
PKSHA Technology Inc.(a)(b)	3,500	54,880
Plaid Inc.(a)	2,200	56,122
Plenus Co. Ltd.	2,800	47,666
Pola Orbis Holdings Inc.	13,700	292,519
Premier Anti-Aging Co. Ltd.(a)(b)	400	42,205
Pressance Corp.	3,400	56,352
Prestige International Inc.	14,100	96,688
Prima Meat Packers Ltd.	3,900	91,663
Proto Corp.	6,100	75,341
Raito Kogyo Co. Ltd.	6,000	106,693
Raiznext Corp.	8,200	88,629
Raksul Inc.(a)	3,200	176,054
Rakus Co. Ltd.	12,000	380,333
Rakuten Group Inc.	129,500	1,417,769
Recruit Holdings Co. Ltd.	204,800	13,623,091
Relia Inc.	9,600	98,374
Relo Group Inc.	18,900	393,117
Renesas Electronics Corp.(a)	192,800	2,371,714
Rengo Co. Ltd.	33,400	253,276
RENOVA Inc.(a)	5,000	219,954
Resona Holdings Inc.	310,500	1,166,424
Resorttrust Inc.	13,600	241,008
Ricoh Co. Ltd.	101,500	988,390
Ricoh Leasing Co. Ltd.	1,600	50,728
Riken Vitamin Co. Ltd.	3,300	54,188
Ringer Hut Co. Ltd.(a)	6,000	116,381
Rinnai Corp.	5,400	554,431
Riso Kagaku Corp.	2,500	52,763

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Riso Kyoiku Co. Ltd.	15,200	$63,497
Rohm Co. Ltd.	13,600	1,243,550
Rohto Pharmaceutical Co. Ltd.	15,000	458,305
Roland Corp.	1,200	49,339
Rorze Corp.	1,200	115,017
Round One Corp.	7,700	92,652
Royal Holdings Co. Ltd.(a)	6,000	108,913
RS Technologies Co. Ltd.	1,200	65,257
Ryohin Keikaku Co. Ltd.	37,300	735,043
Ryosan Co. Ltd.	2,800	57,722
S Foods Inc.	1,900	55,019
Saibu Gas Holdings Co. Ltd.	2,700	55,132
Saizeriya Co. Ltd.	5,400	145,765
Sakai Moving Service Co. Ltd.	1,500	61,768
Sakata INX Corp.	6,100	58,927
Sakata Seed Corp.	4,300	129,731
SAMTY Co. Ltd.	4,500	100,069
Samty Residential Investment Corp.	52	54,875
San-A Co. Ltd.	2,600	93,687
San-Ai Oil Co. Ltd.	4,500	58,648
SanBio Co. Ltd.(a)	5,400	56,998
Sangetsu Corp.	6,100	83,939
San-in Godo Bank Ltd. (The)	18,100	88,580
Sanken Electric Co. Ltd.	3,500	184,010
Sanki Engineering Co. Ltd.	5,600	70,534
Sankyo Co. Ltd.	7,000	169,903
Sankyu Inc.	7,400	334,086
Sanrio Co. Ltd.	8,500	190,449
Sansan Inc.(a)	2,200	255,615
Santen Pharmaceutical Co. Ltd.	56,200	792,136
Sanwa Holdings Corp.	27,900	325,416
Sanyo Chemical Industries Ltd.	1,100	54,466
Sanyo Denki Co. Ltd.	900	51,705
Sanyo Special Steel Co. Ltd.	3,600	59,368
Sapporo Holdings Ltd.	8,500	184,426
Sato Holdings Corp.	3,800	87,589
Sawai Group Holdings Co. Ltd.	5,000	220,571
SBI Holdings Inc.	37,800	979,756
SBS Holdings Inc.	1,600	56,925
SCREEN Holdings Co. Ltd.	5,800	539,106
SCSK Corp.	23,400	473,548
Secom Co. Ltd.	32,000	2,181,519
Sega Sammy Holdings Inc.	27,500	391,062
Seibu Holdings Inc.(a)	34,000	371,400
Seikagaku Corp.	5,600	49,421
Seiko Epson Corp.	43,200	769,222
Seiko Holdings Corp.	3,700	78,030
Seino Holdings Co. Ltd.	21,400	259,280
Seiren Co. Ltd.	6,500	131,185
Sekisui Chemical Co.Ltd.	56,600	929,866
Sekisui House Ltd.	93,600	1,946,016
Sekisui House Reit Inc.	681	514,835
Sekisui Jushi Corp.	3,600	67,067
Senko Group Holdings Co.Ltd.	13,100	116,520
Senshu Ikeda Holdings Inc.	59,100	83,032
Septeni Holdings Co. Ltd.	13,200	55,710
Seria Co. Ltd.	7,000	231,096
Seven & i Holdings Co. Ltd.	113,800	4,777,866
Seven Bank Ltd.	113,900	240,779
SG Holdings Co. Ltd.	49,600	1,245,510
Security	Shares	Value

Japan (continued)
Sharp Corp.	33,100	$390,421
Shibaura Machine Co. Ltd.	2,900	67,602
Shibuya Corp.	2,100	55,479
SHIFT Inc.(a)	1,700	392,052
Shiga Bank Ltd. (The)	5,300	85,761
Shikoku Chemicals Corp.	5,100	62,674
Shikoku Electric Power Co. Inc.	25,800	168,030
Shima Seiki Manufacturing Ltd.	3,000	57,686
Shimadzu Corp.	35,800	1,454,455
Shimamura Co. Ltd.	3,300	279,419
Shimano Inc.	11,300	3,152,852
Shimizu Corp.	86,900	636,702
Shin-Etsu Chemical Co. Ltd.	53,400	9,522,984
Shin-Etsu Polymer Co. Ltd.	6,200	56,003
Shinko Electric Industries Co. Ltd.	10,800	435,101
Shinmaywa Industries Ltd.	8,600	70,289
Shinnihonseiyaku Co. Ltd.	3,400	50,393
Shinsei Bank Ltd.(b)	19,800	326,991
Shionogi & Co. Ltd.	39,900	2,601,490
Ship Healthcare Holdings Inc.	11,400	299,437
Shiseido Co. Ltd.	60,500	4,036,979
Shizuoka Bank Ltd. (The)	73,700	593,461
Shizuoka Gas Co. Ltd.	4,800	50,632
SHO-BOND Holdings Co. Ltd.	6,200	259,714
Shochiku Co. Ltd.(a)	1,400	152,337
Shoei Co. Ltd.	3,500	155,737
Shoei Foods Corp.	1,700	58,607
Showa Denko KK	26,200	657,097
Showa Sangyo Co. Ltd.	2,500	62,193
Siix Corp.	4,900	54,282
Sinfonia Technology Co. Ltd.	200	2,305
SKY Perfect JSAT Holdings Inc.	28,500	106,883
Skylark Holdings Co. Ltd.(a)	33,800	457,976
SMC Corp.	8,700	5,191,856
SMS Co. Ltd.	10,600	411,263
Snow Peak Inc.	2,000	105,550
Sodick Co. Ltd.	13,800	106,382
Softbank Corp.	435,500	5,944,434
SoftBank Group Corp.	182,200	9,863,827
Sohgo Security Services Co. Ltd.	11,700	500,569
Sojitz Corp.	36,720	605,845
Solasto Corp.	4,300	52,043
Sompo Holdings Inc.	48,700	2,111,965
Sony Group Corp.	190,600	22,070,772
Sosei Group Corp.(a)	11,500	183,915
SOSiLA Logistics REIT Inc.	83	124,807
Sotetsu Holdings Inc.	12,500	241,786
S-Pool Inc.	6,600	73,803
Square Enix Holdings Co. Ltd.	13,200	723,097
SRE Holdings Corp.(a)	1,000	69,471
Stanley Electric Co. Ltd.	21,100	531,829
Star Asia Investment Corp.	185	98,144
Star Micronics Co. Ltd.	10,900	143,058
Starts Corp. Inc.	3,700	88,914
Starts Proceed Investment Corp.	24	50,421
Subaru Corp.	92,700	1,818,291
Sugi Holdings Co. Ltd.	5,100	365,167
SUMCO Corp.	50,200	959,252
Sumitomo Bakelite Co. Ltd.	5,300	238,196
Sumitomo Chemical Co. Ltd.	228,100	1,123,692

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Corp.	166,700	$2,375,418
Sumitomo Dainippon Pharma Co. Ltd.	26,700	377,580
Sumitomo Electric Industries Ltd.	116,700	1,548,943
Sumitomo Forestry Co. Ltd.	20,700	395,390
Sumitomo Heavy Industries Ltd.	16,700	429,950
Sumitomo Metal Mining Co. Ltd.	36,900	1,431,435
Sumitomo Mitsui Construction Co. Ltd.	22,100	93,784
Sumitomo Mitsui Financial Group Inc.	196,800	6,386,088
Sumitomo Mitsui Trust Holdings Inc.	50,000	1,644,692
Sumitomo Osaka Cement Co. Ltd.	4,700	131,698
Sumitomo Realty & Development Co. Ltd.	46,600	1,684,120
Sumitomo Rubber Industries Ltd.	24,700	304,404
Sumitomo Warehouse Co. Ltd. (The)	6,900	110,929
Sun Corp.	1,900	49,141
Sundrug Co. Ltd.	11,900	348,266
Suntory Beverage & Food Ltd.	20,300	787,689
Suruga Bank Ltd.	23,300	85,474
Suzuken Co. Ltd.	11,100	309,001
Suzuki Motor Corp.	55,500	2,475,126
Sysmex Corp.	25,400	3,149,366
Systena Corp.	10,900	201,429
T&D Holdings Inc.	83,400	1,069,660
T. Hasegawa Co. Ltd.	4,500	109,892
Tadano Ltd.	14,800	161,617
Taiheiyo Cement Corp.	18,800	399,429
Taikisha Ltd.	3,200	91,394
Taisei Corp.	29,600	928,822
Taisho Pharmaceutical Holdings Co. Ltd.	5,300	284,404
Taiyo Holdings Co. Ltd.	5,300	141,692
Taiyo Yuden Co. Ltd.	17,800	902,218
Takara Bio Inc.	8,600	224,433
Takara Holdings Inc.	25,900	354,267
Takara Leben Real Estate Investment Corp.	78	76,043
Takara Standard Co. Ltd.	4,100	54,508
Takasago Thermal Engineering Co. Ltd.	10,900	199,402
Takashimaya Co. Ltd.	24,000	222,223
Takeda Pharmaceutical Co. Ltd.	237,800	6,674,050
Takeuchi Manufacturing Co. Ltd.	7,300	187,423
Takuma Co. Ltd.	11,400	149,128
Tama Home Co. Ltd.	2,400	49,464
Tamura Corp.(b)	16,500	113,381
Tatsuta Electric Wire and Cable Co. Ltd.	16,700	75,116
TBS Holdings Inc.	8,000	126,540
TDK Corp.	58,600	2,130,285
TechMatrix Corp.	6,700	106,237
TechnoPro Holdings Inc.	16,300	520,936
Teijin Ltd.	28,200	378,521
Tenma Corp.	2,200	52,395
Terumo Corp.	97,700	4,310,112
T-Gaia Corp.	3,100	55,236
THK Co. Ltd.	16,500	354,810
TIS Inc.	35,000	953,500
TKC Corp.	4,400	134,887
Toagosei Co. Ltd.	16,500	184,405
Tobu Railway Co. Ltd.	29,100	724,521
Tocalo Co. Ltd.	14,200	174,132
Toda Corp.	33,400	210,408
Toei Animation Co. Ltd.	1,100	170,812
Toei Co. Ltd.	900	176,546
Toho Co. Ltd.	16,900	794,032
Security	Shares	Value

Japan (continued)
Toho Gas Co. Ltd.	11,100	$328,809
Toho Holdings Co. Ltd.	10,800	174,852
Toho Titanium Co. Ltd.	5,100	53,702
Tohoku Electric Power Co. Inc.	67,300	436,651
Tokai Carbon Co. Ltd.	29,800	389,806
Tokai Corp./Gifu.	3,000	57,708
TOKAI Holdings Corp.	15,500	117,696
Tokai Rika Co. Ltd.	12,700	177,771
Tokai Tokyo Financial Holdings Inc.	29,500	102,267
Token Corp.	1,000	81,541
Tokio Marine Holdings Inc.	94,200	4,961,513
Tokuyama Corp.	10,600	181,518
Tokyo Century Corp.	5,500	314,907
Tokyo Electric Power Co. Holdings Inc.(a)	233,700	647,349
Tokyo Electron Ltd.	22,600	10,532,344
Tokyo Gas Co. Ltd.	56,800	985,647
Tokyo Ohka Kogyo Co. Ltd.	4,700	298,800
Tokyo Seimitsu Co. Ltd.	6,600	268,726
Tokyo Steel Manufacturing Co. Ltd.	15,900	176,931
Tokyo Tatemono Co. Ltd.	30,700	451,241
Tokyotokeiba Co. Ltd.	1,500	59,432
Tokyu Construction Co. Ltd.	16,300	115,256
Tokyu Corp.	76,100	1,072,873
Tokyu Fudosan Holdings Corp.	99,000	573,647
Tokyu REIT Inc.	158	265,092
TOMONY Holdings Inc.	41,300	110,339
Tomy Co. Ltd.	14,100	133,826
Topcon Corp.	15,300	272,784
Toppan Forms Co. Ltd.	6,900	66,336
Toppan Inc.	39,900	644,071
Topre Corp.	9,000	104,103
Toray Industries Inc.	208,500	1,299,271
Toridoll Holdings Corp.	6,700	161,300
Torii Pharmaceutical Co. Ltd.	2,000	51,924
Toshiba Corp.	61,700	2,661,253
Toshiba TEC Corp.	3,600	141,737
Tosoh Corp.	40,798	687,080
Totetsu Kogyo Co. Ltd.	3,300	71,800
TOTO Ltd.	21,300	1,029,095
Towa Pharmaceutical Co. Ltd.	3,300	84,839
Toyo Construction Co. Ltd.	24,600	123,139
Toyo Gosei Co. Ltd.	800	111,305
Toyo Ink SC Holdings Co. Ltd.	4,000	70,445
Toyo Seikan Group Holdings Ltd.	21,500	255,292
Toyo Suisan Kaisha Ltd.	13,800	594,630
Toyo Tanso Co. Ltd.	2,300	62,527
Toyo Tire Corp.	17,000	282,683
Toyobo Co. Ltd.	17,000	204,125
Toyoda Gosei Co. Ltd.	11,800	241,455
Toyota Boshoku Corp.	10,800	207,652
Toyota Industries Corp.	21,700	1,844,773
Toyota Motor Corp.	1,598,500	28,204,182
Toyota Tsusho Corp.	32,100	1,392,375
Trancom Co. Ltd.	800	56,132
Transcosmos Inc.	3,500	105,532
Trend Micro Inc.	20,300	1,147,363
Tri Chemical Laboratories Inc.	2,900	86,742
Trusco Nakayama Corp.	6,900	166,841
TS Tech Co. Ltd.	16,900	226,123
Tsubaki Nakashima Co.Ltd.	4,300	60,213

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tsubakimoto Chain Co.	3,400	$100,461
Tsugami Corp.	3,900	53,618
Tsumura & Co.	10,300	321,004
Tsuruha Holdings Inc.	6,300	777,074
TV Asahi Holdings Corp.	3,300	50,078
UACJ Corp.(a)	4,600	106,615
Ube Industries Ltd.	17,000	316,733
Uchida Yoko Co. Ltd.	1,100	46,535
Ulvac Inc.	6,700	375,903
Unicharm Corp.	61,300	2,479,144
United Arrows Ltd.	3,200	64,099
United Super Markets Holdings Inc.	15,500	141,482
United Urban Investment Corp.	457	569,677
Universal Entertainment Corp.(a)	3,500	83,142
Usen-Next Holdings Co. Ltd.	2,100	61,819
Ushio Inc.	15,700	280,879
USS Co. Ltd.	35,600	573,811
UT Group Co. Ltd.	4,100	131,153
Uzabase Inc.(a)	3,400	60,925
V Technology Co. Ltd.	1,600	60,337
Valor Holdings Co. Ltd.	4,800	101,659
ValueCommerce Co. Ltd.	1,900	74,988
V-Cube Inc.	3,600	54,437
Vector Inc.	5,400	61,272
Vision Inc./Tokyo Japan(a)(b)	5,400	72,456
VT Holdings Co. Ltd.	20,200	90,384
Wacoal Holdings Corp.	6,100	122,160
Wacom Co. Ltd.	26,600	172,077
Wakita & Co. Ltd.	5,100	46,145
WealthNavi Inc.(a)	3,000	82,265
Welcia Holdings Co. Ltd.	15,200	567,437
West Holdings Corp.	2,800	156,497
West Japan Railway Co.	33,000	1,557,786
Yakult Honsha Co. Ltd.	19,300	975,194
Yamada Holdings Co. Ltd.	99,000	378,308
Yamaguchi Financial Group Inc.	33,400	186,456
Yamaha Corp.	20,300	1,282,515
Yamaha Motor Co. Ltd.	44,900	1,251,534
YA-MAN Ltd.	4,500	47,804
Yamato Holdings Co. Ltd.	44,100	1,084,119
Yamato Kogyo Co. Ltd.	6,200	207,888
Yamazaki Baking Co. Ltd.	16,500	250,648
Yamazen Corp.	8,100	75,048
Yaoko Co. Ltd.	2,500	148,808
Yaskawa Electric Corp.	36,100	1,563,565
Yellow Hat Ltd.	3,200	52,137
Yodogawa Steel Works Ltd.	2,900	63,366
Yokogawa Bridge Holdings Corp.	4,400	88,687
Yokogawa Electric Corp.	36,000	719,361
Yokohama Rubber Co. Ltd. (The)	16,600	280,891
Yokowo Co. Ltd.	2,800	62,228
Yonex Co. Ltd.	8,000	52,672
Yoshinoya Holdings Co. Ltd.	11,600	226,181
Yuasa Trading Co. Ltd.	2,200	58,796
Z Holdings Corp.	401,400	2,491,898
Zenkoku Hosho Co. Ltd.	7,900	381,765
Zensho Holdings Co. Ltd.	15,000	346,449
Zeon Corp.	16,700	198,129
Zeria Pharmaceutical Co. Ltd.	3,200	57,287
Zojirushi Corp.	8,500	117,896
Security	Shares	Value

Japan (continued)
ZOZO Inc.	18,700	$600,243
Zuken Inc.	2,200	84,827
		729,976,421
New Zealand — 1.2%
a2 Milk Co. Ltd. (The)(a)(b)	111,307	524,306
Air New Zealand Ltd.(a)(b)	92,261	110,495
Argosy Property Ltd.	144,581	161,821
Auckland International Airport Ltd.(a)	189,102	1,083,910
Chorus Ltd.	66,998	305,954
Contact Energy Ltd.	109,246	641,037
Fisher & Paykel Healthcare Corp. Ltd.	86,686	1,942,070
Fletcher Building Ltd.	124,816	641,968
Genesis Energy Ltd.	78,707	183,869
Goodman Property Trust	164,503	293,331
Infratil Ltd.	106,617	632,606
Kiwi Property Group Ltd.	237,793	199,406
Mercury NZ Ltd.	110,688	486,790
Meridian Energy Ltd.	202,006	723,645
Oceania Healthcare Ltd.	94,790	95,002
Precinct Properties New Zealand Ltd.	168,013	201,126
Pushpay Holdings Ltd.(a)	107,045	145,966
Ryman Healthcare Ltd.	66,481	688,027
SKYCITY Entertainment Group Ltd.	105,806	242,626
Spark New Zealand Ltd.	293,045	959,333
Summerset Group Holdings Ltd.	32,594	339,096
Xero Ltd.(a)	20,019	2,282,622
Z Energy Ltd.	77,798	200,700
		13,085,706
Singapore — 3.6%
AEM Holdings Ltd.	39,400	122,707
AIMS APAC REIT	50,900	54,354
ARA LOGOS Logistics Trust	256,602	171,531
Ascendas India Trust(b)	95,900	99,079
Ascendas REIT	479,915	1,099,212
Ascott Residence Trust	350,730	268,188
CapitaLand China Trust	244,335	221,296
CapitaLand Integrated Commercial Trust	720,796	1,147,835
Capitaland Investment Ltd/Singapore(a)	397,400	1,013,760
CDL Hospitality Trusts(b)	199,400	177,436
City Developments Ltd.	65,500	355,564
ComfortDelGro Corp. Ltd.(b)	367,000	425,349
COSCO Shipping International Singapore Co. Ltd.(a)	533,400	108,821
DBS Group Holdings Ltd.	272,000	6,356,057
ESR-REIT	595,282	211,891
Far East Hospitality Trust(b)	133,600	63,946
First Resources Ltd.(b)	84,000	110,811
Fortune REIT	222,000	230,269
Frasers Centrepoint Trust(b)	182,767	326,823
Frasers Logistics & Commercial Trust	360,083	405,465
Genting Singapore Ltd.(b)	967,900	559,642
Golden Agri-Resources Ltd.	1,066,600	209,186
Haw Par Corp. Ltd.(b)	16,500	154,197
Hutchison Port Holdings Trust, Class U.	786,600	169,442
iFAST Corp. Ltd.(b)	16,500	106,124
Keppel Corp. Ltd.	227,700	908,657
Keppel DC REIT(b)	198,000	350,595
Keppel Infrastructure Trust.	563,300	221,393
Keppel Pacific Oak US REIT.	69,700	55,412
Keppel REIT	256,300	214,513

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Lendlease Global Commercial REIT	84,000	$54,542
Manulife US Real Estate Investment Trust.	216,100	153,752
Mapletree Commercial Trust	351,595	568,713
Mapletree Industrial Trust.	240,520	490,990
Mapletree Logistics Trust	439,236	658,649
Mapletree North Asia Commercial Trust(b)	385,700	292,255
Medtecs International Corp. Ltd.	148,500	40,195
Nanofilm Technologies International Ltd.	53,600	150,477
NetLink NBN Trust	423,400	320,125
Olam International Ltd.	98,500	124,170
OUE Commercial Real Estate Investment Trust.	327,730	109,365
Oversea-Chinese Banking Corp. Ltd.	501,775	4,386,430
Parkway Life REIT	49,500	171,057
Prime U.S. REIT	72,000	62,212
Raffles Medical Group Ltd.	161,900	164,676
Riverstone Holdings Ltd./Singapore	115,500	73,753
SATS Ltd.(a)	106,400	330,918
Sea Ltd., ADR(a)(b)	10,462	3,594,429
Sembcorp Industries Ltd.(b)	142,300	212,380
Sembcorp Marine Ltd.(a)(b)	2,835,708	166,225
Sheng Siong Group Ltd.	102,200	107,619
SIA Engineering Co. Ltd.(a)	24,900	40,100
Silverlake Axis Ltd.	398,700	94,591
Singapore Airlines Ltd.(a)	198,200	763,476
Singapore Exchange Ltd.	128,100	919,336
Singapore Post Ltd.	167,000	81,181
Singapore Press Holdings Ltd.	246,000	364,205
Singapore Technologies Engineering Ltd.	236,100	670,483
Singapore Telecommunications Ltd.	1,220,900	2,265,057
SPH REIT	85,700	62,035
Starhill Global REIT	317,000	151,805
StarHub Ltd.	91,400	84,091
Suntec REIT	258,400	286,085
United Overseas Bank Ltd.	177,600	3,530,392
UOL Group Ltd.	72,900	390,994
Venture Corp. Ltd.	45,800	639,748
Wilmar International Ltd.	287,000	917,580
Yangzijiang Shipbuilding Holdings Ltd.	360,000	380,069
Yanlord Land Group Ltd.(b)	88,200	73,323
		39,867,038
United States — 0.0%
Coronado Global Resources Inc.(a)(c)	83,131	85,665
Security	Shares	Value

United States (continued)
Vobile Group Ltd.(a)	169,000	$148,695
		234,360
Total Common Stocks — 99.3%
(Cost: $903,556,873)	.	1,095,139,446

Warrants

Singapore — 0.0%
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(d)	341,183	3
Total Warrants — 0.0%
(Cost: $0)		3

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(e)(f)(g)	7,611,318	7,615,123
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	100,000	100,000
		7,715,123
Total Short-Term Investments — 0.7%
(Cost: $7,714,202)		7,715,123

Total Investments in Securities — 100.0%
(Cost: $911,271,075)		1,102,854,572

Other Assets, Less Liabilities — (0.0)%		(539,230)

Net Assets — 100.0%		$1,102,315,342

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,719,334	$895,789	(a)	$—	$—	$—	$7,615,123	7,611,318	$76,353	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	10,000	(a)	—	—	—	100,000	100,000	1		—
					$—	$—	$7,715,123		$76,354		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
TOPIX Index	29	12/09/21	$5,081	$(62,029)
SPI 200 Index	14	12/16/21	1,926	33,483
				$(28,546)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
October 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$13,824,134	$1,081,315,310	$2	$1,095,139,446
Warrants	—	—	3	3
Money Market Funds	7,715,123	—	—	7,715,123
	$21,539,257	$1,081,315,310	$5	$1,102,854,572
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$33,483	$—	$33,483
Liabilities
Futures Contracts	—	(62,029)	—	(62,029)
	$—	$(28,546)	$—	$(28,546)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR                      American Depositary Receipt

NVS                      Non-Voting Shares

REIT                      Real Estate Investment Trust